SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Deferred tax assets:
Net Operating Loss	$ 544,191		$ 129,220
Startup/organizational costs		327,760		241,940
Receivable from related party	1,020
Inventory	6,766
Deferred Revenue			3,082
Lease Liability	126,336		202,209
Accrued Commission	18,745		31,544
Total deferred tax assets	697,058	327,760	366,055	241,940
Less valuation allowance	(573,687)	(327,760)	(163,554)	(241,940)
Deferred tax asset c/f
Deferred tax liabilities:
Prepaid commissions			(1,505)
Right-of-Use Assets	(123,371)		(200,996)
Total deferred tax liabilities	(123,371)		(202,501)
Deferred tax assets / (liabilities), net	$ 573,687		$ 163,554